Equity and Earnings per Common Share, Common Stock and Preferred Stock ATM Program (Details) - USD ($)		1 Months Ended					3 Months Ended												12 Months Ended
	Jun. 04, 2018	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Aug. 31, 2018	Apr. 30, 2018	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock Disclosures [Abstract]
Stock issued and sold (in shares)	2,750,000
Issuance of common stock, net of offering costs	$ 53,800,000																		$ 4,112,000	$ 69,012,000	$ 81,237,000
Share Repurchase Program [Abstract]
Brokers commission paid																			$ 7,000
Total Number of Shares Purchased (in shares)		72,150	163,800	0															235,950
Average Price Paid per Share (in dollars per share)		$ 14.75	$ 14.52	$ 0															$ 14.59
Plans or Programs [Member]
Share Repurchase Program [Abstract]
Total Number of Shares Purchased (in shares)		72,150	163,800	0															235,950
Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Plans or Programs		$ 6,556,956	$ 7,621,091	$ 10,000,000			$ 6,556,956												$ 6,556,956
Series A Preferred Stock [Member] | Preferred Stock ATM Program [Member]
Class of Stock Disclosures [Abstract]
Preferred stock value authorized						$ 35,000,000
Stock issued and sold (in shares)																			63,429	318,206
Weighted average price (in dollars per share)																			$ 25.21	$ 25.37
Issuance of common stock, net of offering costs																			$ 1,600,000	$ 8,100,000
Stock issuance fee																			$ 26,000	$ 127,000
Common Stock [Member]
Class of Stock Disclosures [Abstract]
Stock issued and sold (in shares)							0	0	238,435	6,000	462,552	371,041	3,097,113	0	0	12,917	8,199	5,175,000
Share Repurchase Program [Abstract]
Total Number of Shares Purchased (in shares)							235,950
Common Stock [Member] | Common Stock ATM Program [Member]
Class of Stock Disclosures [Abstract]
Common stock value authorized					$ 50,000,000
Stock issued and sold (in shares)																			225,646	833,593
Weighted average price (in dollars per share)																			$ 17.40	$ 18.84
Issuance of common stock, net of offering costs																			$ 3,900,000	$ 15,700,000
Stock issuance fee																			$ 79,000	$ 314,000